Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Tax credits	$ 4,256	$ 4,888
Accounts receivable and allowances	1,504	984
Net operating loss carryforwards	30,671	24,987
Accrued expenses	5,656	4,928
Other	7,887	4,519
Valuation allowance (1)	54,796	40,306
Deferred Tax Assets, Valuation Allowance, Interest Carryforward	4,822	0
Valuation allowance	$ (6,904)	(5,912)
Allowable deduction for interest	30.00%
Net deferred tax assets	$ 47,892	34,394
Deferred tax liabilities:
Intangible assets	(63,950)	(61,615)
Property and equipment	(17,217)	(8,862)
Repatriation of foreign earnings	(38)	(68)
Prepaid and other expenses	(671)	0
Total deferred tax liabilities	(81,876)	(70,545)
Deferred Tax Liabilities, Net	$ 33,984	$ 36,151